SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders of Liquid Cash Trust, a portfolio of Money Market Obligations Trust. The report covers the first half of the fund's fiscal year, which is the six-month period from April 1, 1999 through September 30, 1999. It begins with the portfolio manager's investment review of the economy and its impact on the overnight markets. Following the investment review are the fund's portfolio holdings and the financial statements.

Liquid Cash Trust offers depository institutions a quality liquid, overnight investment. 1 The fund is currently rated Aaa by Moody's Investors Service and invests exclusively in first tier securities.2 At the close of the reporting period, the portfolio was invested exclusively in repurchase agreements fully collateralized by U.S. government and/or agency obligations.

The fund's 7-day net yield on September 30, 1999 was 5.18%. 3 Dividends paid to shareholders during the six-month reporting period totaled $0.02 per share. At the end of the reporting period, net assets totaled $316.4 million.

Thank you for selecting this quality fund for your overnight investment needs. As always, we welcome your questions or comments.

Sincerely,

[Graphic]

J. Christopher Donahue
President
November 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risk.

3 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Liquid Cash Trust is a short-term money market fund which pursues stability of principal and current income and is utilized by depository institutions as an overnight liquid investment alternative for overall asset management programs. The fund is rated Aaa by Moody's Investors Service and its investments are restricted to federal funds ("Fed Funds") sold and repurchase agreements ("repo"). The fund's Aaa rating limits its Fed Funds and repo counterparties to only the highest credit rated dealer firms and banks and requires proper diversification daily.

The fund is managed to have a very short average maturity of one to seven days and invests primarily in Fed Funds and repo on an overnight basis. The fund may also invest in term repo maturing in up to three months.

Relentless consumer spending and a robust housing market drove growth of 4.30% in the first quarter of 1999. This came on the heels of a vigorous 6.00% pace of growth in the fourth quarter of 1998. Such evidence of hearty growth clearly exceeded measures of the non-inflationary potential of the economy, although overall signs of inflation remained benign. Against this backdrop, and in spite of the fact that second quarter growth dropped to 1.80%, interest rates rose across the yield curve in the first few months of the reporting period as expectations built that the Federal Reserve Board (the "Fed") would need to tighten monetary policy to preempt price pressures down the road. As a result, when the Fed announced a 25 basis point hike in the federal funds target rate from 4.75% to 5.00% on June 30th, the market already had reflected the inevitable tightening. Although the market breathed a sigh of relief after the move when it appeared that additional policy moves might not be forthcoming, this relief proved to be short-lived. Economic data in the third quarter pointed to continued robust growth, and combined with hawkish statements from a variety of Fed officials, interest rates ticked up once more. The Fed confirmed this expectation with an additional 25 basis point tightening at the August 24th Federal Open Market Committee meeting ("FOMC") bringing the federal funds target rate to its current 5.25% level. The reporting period ended on a relatively calm note, however, with expectations that two policy moves by the Fed would be sufficient for a time to contain inflationary pressures. The market's perception was validated when the Fed announced no policy change at its October 5th FOMC meeting, although it did announce an intermeeting tightening bias at that time.

The fund's yield tracked the changes in monetary policy over the reporting period. During this time, repo agreements traded closely with rates offered on Fed Funds and remained a preferred investment because of their collateralized nature.

Portfolio of Investments

SEPTEMBER 30, 1999 (UNAUDITED)


PRINCIPAL

AMOUNT                                                VALUE

                 REPURCHASE AGREEMENTS-
                 100.4% 1

  $ 12,000,000   ABN AMRO, Inc., 5.320%,
                 dated 9/30/1999, due

                 10/1/1999                       $  12,000,000
    12,000,000   Banc One Capital Markets,
                 5.280%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    37,000,000   Bank of America, 5.500%,
                 dated 9/30/1999, due

                 10/1/1999                          37,000,000
    12,000,000   Barclays Capital, Inc.,
                 5.300%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    12,000,000   Bear, Stearns and Co.,
                 5.500%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    12,000,000   CIBC Wood Gundy Securities

                 Corp., 5.300%, dated

                 9/30/1999, due 10/1/1999           12,000,000
     6,000,000 2 Credit Suisse First
                 Boston, Inc., 5.280%,
                 dated 8/31/1999, due

                 10/1/1999                           6,000,000
    12,000,000   Deutsche Bank Financial,
                 Inc., 5.500%, dated

                 9/30/1999, due 10/1/1999           12,000,000
    12,000,000   Donaldson, Lufkin and
                 Jenrette Securities Corp.,
                 5.300%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    12,000,000   First Union Capital
                 Markets, 5.320%, dated

                 9/30/1999, due 10/1/1999           12,000,000
    12,000,000   Goldman Sachs Group, LP,
                 5.220%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    12,000,000   J.P. Morgan & Co., Inc.,
                 5.300%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    12,000,000   Morgan Stanley Group,
                 Inc., 5.350%, dated

                 9/30/1999, due 10/1/1999           12,000,000
    10,000,000   PaineWebber Group, Inc.,
                 5.450%, dated 9/30/1999,

                 due 10/1/1999                      10,000,000
    12,000,000   Paribas Corp., 5.430%,
                 dated 9/30/1999, due

                 10/1/1999                          12,000,000
    12,000,000   Prudential Securities,
                 Inc., 5.480%, dated

                 9/30/1999, due 10/1/1999           12,000,000
    12,000,000   Scotia McLeod (USA), Inc.,

                 5.300%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    12,000,000   Societe Generale
                 Securities Corp., 5.300%,
                 dated 9/30/1999, due

                 10/1/1999                          12,000,000

    12,000,000   Toronto Dominion
                 Securities (USA), Inc.,
                 5.300%, dated 9/30/1999,

                 due 10/1/1999                      12,000,000
    60,800,000   Warburg Dillon Reed LLC,
                 5.310%-5.480%, dated

                 9/30/1999, due 10/1/1999           60,800,000
    12,000,000   Westdeutsche Landesbank
                 Girozentrale, 5.300%,
                 dated 9/30/1999, due

                 10/1/1999                          12,000,000

                 TOTAL REPURCHASE

                 AGREEMENTS                        317,800,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3               $ 317,800,000

1 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($316,427,031) at September 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 317,800,000
Cash                                                    5,588
Income receivable                                      72,858
Prepaid expenses                                        3,670
TOTAL ASSETS                                      317,882,116
LIABILITIES:

Income distribution

payable                         $ 1,455,085
TOTAL LIABILITIES                                   1,455,085
Net assets for 316,427,031

shares outstanding                              $ 316,427,031
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$316,427,031 / 316,427,031

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                         $ 9,997,595
EXPENSES:

Investment advisory fee        $   793,506
Administrative personnel
and services fee                   149,576
Custodian fees                      19,584
Transfer and dividend
disbursing agent fees and
expenses                            20,214
Directors'/Trustees' fees            7,107
Auditing fees                        6,873
Legal fees                           4,463
Portfolio accounting fees           37,753
Share registration costs             9,886
Printing and postage                17,214
Insurance premiums                   1,518
Miscellaneous                        8,596
TOTAL EXPENSES                   1,076,290
WAIVERS:
Waiver of investment
advisory fee                      (768,840)
Net expenses                                         307,450
Net investment income                            $ 9,690,145

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS

                                           ENDED                   YEAR
                                     (unaudited)                  ENDED

                                   SEPTEMBER 30,              MARCH 31,
                                            1999                   1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      9,690,145       $     28,145,191
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                     (9,690,145)           (28,145,191)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,829,902,918          4,874,304,605
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 5,728,805             20,055,640
Cost of shares redeemed           (1,960,372,712)        (4,961,987,297)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (124,740,989)           (67,627,052)
Change in net assets                (124,740,989)           (67,627,052)
NET ASSETS:

Beginning of period                  441,168,020            508,795,072
End of period                   $    316,427,031       $    441,168,020

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             SIX MONTHS

                                  ENDED

                            (unaudited)

                          SEPTEMBER 30,                                       YEAR ENDED MARCH 31,

                                   1999          1999               1998               1997               1996               1995
NET ASSET VALUE,
BEGINNING OF PERIOD              $ 1.00        $ 1.00             $ 1.00             $ 1.00             $ 1.00             $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income              0.02          0.05               0.06               0.05               0.06               0.05
LESS DISTRIBUTIONS:

Distributions from

net investment income             (0.02)        (0.05)             (0.06)             (0.05)             (0.06)             (0.05)
NET ASSET VALUE,
END OF PERIOD                    $ 1.00        $ 1.00             $ 1.00             $ 1.00             $ 1.00             $ 1.00
TOTAL RETURN 1                     2.45%         5.25%              5.59%              5.35%              5.84%              4.88%

RATIOS TO AVERAGE
NET ASSETS:

Expenses 2                         0.54% 3       0.52%              0.52%              0.54%              0.54%              0.55%
Net investment
income 2                           4.48% 3       4.82%              5.11%              4.88%              5.34%              4.25%
Expenses (after
waivers)                           0.15% 3       0.15%              0.15%              0.15%              0.16%              0.16%
Net investment
income (after waivers)             4.87% 3       5.19%              5.48%              5.27%              5.72%              4.64%
SUPPLEMENTAL DATA:
Net assets,
end of period

(000 omitted)                  $316,427      $441,168           $508,795           $489,363           $595,471           $313,679

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

SEPTEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Liquid Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective April 26, 1999, the Fund became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust consists of 17 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1999, capital paid-in aggregated $316,427,031.

Transactions in shares were as follows:



                                  SIX MONTHS
                                       ENDED         YEAR ENDED

                               SEPTEMBER 30,          MARCH 31,
                                        1999               1999

Shares sold                    1,829,902,918      4,874,304,605
Shares issued to
shareholders in payment of
distributions declared             5,728,805         20,055,640
Shares redeemed               (1,960,372,712)    (4,961,987,297)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              (124,740,989)       (67,627,052)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended September 30, 1999, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

Liquid Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 1999

[Graphic]
Federated

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 60934N757

8110112 (11/99)

[Graphic]

SEMI-ANNUAL REPORT

[Graphic]

J. CHRISTOPHER DONAHUE

President

Liberty U.S. Government Money Market Trust

President's Message

Dear Shareholder:

Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, was created in 1980, and I am pleased to present its 19th Semi-Annual Report. This report covers the first half of the fund's fiscal year which is the six-month period from April 1, 1999 through September 30, 1999. It begins with an interview with the fund's portfolio manager, Susan R. Hill, Vice President of Federated Investment Management Company. Following her discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

This money market fund keeps your cash pursuing income every day through a professionally managed portfolio of U.S. government money market securities. In addition, the fund is managed to keep the value of your principal stable, 1 while giving you daily access to your invested cash. It has accomplished this goal since its inception.

Dividends paid to shareholders during the six-month period ended September 30, 1999, totaled $0.02 per share for both Class A Shares and Class B Shares. At the end of the reporting period, the fund's net assets totaled $679 million.

Thank you for selecting Liberty U.S. Government Money Market Trust to keep your ready cash working and accessible.

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

November 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[Graphic]

SUSAN R. HILL, CFA

Vice President

Federated Investment Management Company

Investment Review

WHAT IS YOUR ANALYSIS OF THE RISING RATE ENVIRONMENT THAT CHARACTERIZED THE FIRST HALF OF THE FUND'S FISCAL YEAR?

Relentless consumer spending and a robust housing market drove growth up 4.30% in the first quarter of 1999. This came on the heels of a vigorous 6.00% pace of growth in the fourth quarter of 1998. Such evidence of hearty growth clearly exceeded measures of the non-inflationary potential of the economy, although overall signs of inflation remained benign. Against this backdrop, and in spite of the fact that second quarter growth dropped to 1.80%, interest rates rose across the yield curve in the first few months of the reporting period, as expectations built that the Federal Reserve Board (the "Fed") would need to tighten monetary policy to preempt price pressures down the road. As a result, when the Fed announced a 25 basis point hike in the Fed Funds Target Rate from 4.75% to 5.00% on June 30, 1999, the market already had reflected the inevitable tightening. Although the move provided relief, when it seemed that additional policy moves might not be forthcoming, this relief proved to be short-lived.

Economic data in the third quarter of 1999 pointed to continued robust growth, and, combined with hawkish statements from a variety of Fed officials, interest rates ticked up once more. The Fed acknowledged this expectation of growth with an additional 25 basis point tightening-bringing the Fed Funds Target Rate to its current 5.25% level-at its August 24, 1999, Federal Open Market Committee ("FOMC") meeting. The reporting period ended on a relatively calm note, however, with expectations that two policy moves by the Fed would be sufficient for a time to contain inflationary pressures. The market's perception was validated when the Fed announced no policy change at its October 5, 1999 FOMC meeting, although it did announce an intermeeting tightening bias at that time.

Movements in the 90-day agency discount note reflected the shifting market sentiment over the reporting period. Trading around 4.80% at the beginning of April, this security's yield rose to 5.10% by the time of the first tightening by the Fed at the end of June. The yield resumed its upward climb by the end of July, rising to 5.30% by the time of the second move by the Fed in late August, and ended the period at around that level.

WHAT STRATEGIES GUIDED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST DURING THE SIX-MONTH REPORTING PERIOD?

We managed the portfolio within a 40-50 day average maturity range over the reporting period, maximizing performance through ongoing relative value analysis. We added to the fund's position in agency floating rate securities in order to enhance the portfolio's responsiveness to changes in interest rates. We also reinforced our position in overnight and short-term repurchase agreements.

AS WE MOVE TOWARD THE END OF 1999, EXPECTATIONS ARE MIXED FOR FURTHER TIGHTENINGS, OR INCREASES IN RATES, BY THE FED. WHAT DO YOU SEE AHEAD FOR

SHORT-TERM RATES?

In spite of the uncertainties surrounding the year 2000 and what the Fed refers to as the "century date change," we expect the Fed to remain vigilant against inflation in the fourth quarter of 1999 and take additional tightening moves if economic conditions warrant it. As a result, there is the potential for another 25 basis point move at the next FOMC meeting in mid- November, although the outcome for that meeting is likely to be determined by economic releases-particularly those reflecting the strength of consumer demand and inflationary pressures-between now and then.

Shareholder Meeting Results

A Special Meeting of Shareholders of Liberty U.S. Government Money Market Trust was held on June 25, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 630,812,043 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees: 1



                                            WITHHELD
                                            AUTHORITY

NAMES                         FOR           TO VOTE
Thomas G. Bigley              390,668,487   9,052,351
John F. Cunningham            390,758,539   8,962,299
Charles F. Mansfield, Jr.     390,732,116   8,988,722
John E. Murray, Jr., S.J.D.   390,793,187   8,927,651
John S. Walsh                 390,735,362   8,985,476


1 The following Trustees continued their terms as Trustees: John F. Donahue, John T. Conroy, Jr., Nicholas P. Constantakis, J. Christopher Donahue, Lawrence D. Ellis, M.D., Peter E. Madden and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Arthur Andersen LLP as the fund's independent auditors:



                          ABSTENTIONS AND

FOR           AGAINST     BROKER NON-VOTES
383,254,884   2,037,868   14,428,084


AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the fund and Money Market Obligations Trust, on behalf of its series, Liberty U.S. Government Money Market Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the fund in exchange for shares of the New Fund to be distributed pro rata by the fund to its shareholders in complete liquidation and termination of the fund.



                           ABSTENTIONS AND

FOR           AGAINST      BROKER NON-VOTES
320,916,384   12,852,314   65,952,140


Portfolio of Investments

SEPTEMBER 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM U.S. GOVERNMENT

                  OBLIGATIONS-50.9%

  $   3,000,000   Federal Farm Credit

                  System, 5.400%, 7/3/2000        $   2,996,580
     10,000,000 1 Federal Home Loan Bank,
                  Discount Notes, 5.370%,

                  2/2/2000                            9,815,033
     49,000,000 2 Federal Home Loan Bank,
                  Floating Rate Notes,
                  5.215% - 5.302%,

                  10/21/1999 - 5/12/2000             48,994,137
     39,800,000   Federal Home Loan Bank,
                  4.790% - 5.750%, 1/14/2000
                  - 9/28/2000                        39,783,503

     62,000,000 1 Federal Home Loan Mortgage
                  Corp., Discount Notes,
                  5.110% - 5.530%,

                  11/17/1999 - 8/4/2000              60,981,375
     32,000,000 2 Federal Home Loan Mortgage
                  Corp., Floating Rate
                  Notes, 5.186% - 5.320%,

                  11/17/1999 - 6/22/2000             31,990,147
     47,000,000 1 Federal National Mortgage
                  Association, Discount
                  Notes, 4.610% - 5.450%,

                  10/5/1999 - 6/22/2000              46,272,455
     37,000,000 2 Federal National Mortgage
                  Association, Floating Rate
                  Notes, 5.160% - 5.309%,

                  11/10/1999 - 12/23/1999            36,987,523
     20,000,000   Federal National Mortgage
                  Association, Notes, 4.780%

                  - 5.180%,

                  11/30/1999 - 5/5/2000              19,993,078
     48,000,000 2 Student Loan Marketing
                  Association, Floating Rate
                  Notes, 5.506% - 5.556%,

                  11/9/1999 - 8/25/2000              47,987,785
                  TOTAL SHORT-TERM
                  U.S. GOVERNMENT

                  OBLIGATIONS                       345,801,616
                  REPURCHASE AGREEMENTS -
                  49.2% 3
     30,000,000   Bank of America, 5.500%,

                  dated 9/30/1999, due

                  10/1/1999                          30,000,000
     25,000,000   Bear Stearns and Co., Inc.

                  5.500%, dated 9/30/1999,

                  due 10/1/1999                      25,000,000
     11,000,000   Credit Suisse First
                  Boston, Inc., 5.280%,
                  dated 8/31/1999, due

                  10/1/1999                          11,000,000
     25,000,000   Deutsche Bank Financial,
                  Inc., 5.500%, dated

                  9/30/1999, due 10/1/1999           25,000,000
     10,000,000 4 Goldman Sachs Group, Inc.,
                  5.650%, dated 9/20/1999,

                  due 1/19/2000                      10,000,000
     19,000,000 4 Goldman Sachs Group, Inc.,
                  5.650%, dated 9/22/1999,

                  due 1/21/2000                      19,000,000
     25,000,000   Morgan Stanley Group,
                  Inc., 5.350%, dated

                  9/30/1999, due 10/1/1999           25,000,000
    140,000,000   PaineWebber Group, Inc.,
                  5.450%, dated 9/30/1999,

                  due 10/1/1999                     140,000,000
     25,000,000   Paribas Corp., 5.430%,
                  dated 9/30/1999, due

                  10/1/1999                          25,000,000

PRINCIPAL

AMOUNT                                                    VALUE

                  REPURCHASE AGREEMENTS-
                  continued 3

 $   10,000,000   Prudential Securities,
                  Inc., 5.480%, dated

                  9/30/1999, due 10/1/1999       $   10,000,000
     13,800,000   Warburg Dillon Reed LLC,
                  5.310%, dated 9/30/1999,

                  due 10/1/1999                      13,800,000

                  TOTAL REPURCHASE

                  AGREEMENTS                        333,800,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5               $ 679,601,616


1 Discount rate at time of purchase.

2 Floating rate notes with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($678,634,932) at September 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 679,601,616
Cash                                                   75,692
Income receivable                                   1,865,116
Receivable for shares sold                             85,081
TOTAL ASSETS                                      681,627,505
LIABILITIES:

Payable for shares

redeemed                        $   443,891
Income distribution
payable                           2,243,322
Accrued expenses                    305,360
TOTAL LIABILITIES                                   2,992,573
Net assets for 678,634,932
shares outstanding                              $ 678,634,932
NET ASSET VALUE, OFFERING
PRICE PER SHARE

CLASS A SHARES:
$594,393,139 / 594,393,139

shares outstanding                                      $1.00
CLASS B SHARES:

$84,241,793 / 84,241,793

shares outstanding                                      $1.00

REDEMPTION PROCEEDS PER

SHARE:

Class A Shares                                          $1.00
Class B Shares: (94.50/100
of $1.00) 1                                             $0.95


1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                         $ 16,710,461

EXPENSES:

Investment advisory fee        $ 1,626,733
Administrative personnel
and services fee                   256,136
Custodian fees                      21,706
Transfer and dividend
disbursing agent fees and
expenses                           888,433
Directors'/Trustees' fees            7,916
Auditing fees                        7,507
Legal fees                           4,952
Portfolio accounting fees           55,894
Distribution services fee-
Class B Shares                     244,950
Shareholder services fee-
Class A Shares                     741,629
Shareholder services fee-
Class B Shares                      81,650
Share registration costs            36,652
Printing and postage               128,642
Insurance premiums                   2,071
Miscellaneous                       25,675
TOTAL EXPENSES                   4,130,546
WAIVER:
Waiver of shareholder
services fee-Class A
Shares                            (444,978)
Net expenses                                        3,685,568
Net investment income                            $ 13,024,893


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                      SIX MONTHS

                                           ENDED                   YEAR
                                     (unaudited)                  ENDED

                                   SEPTEMBER 30,              MARCH 31,
                                            1999                   1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     13,024,893       $     27,483,971
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                       (11,989,187)           (26,094,085)
Class B Shares                        (1,035,706)            (1,389,886)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (13,024,893)           (27,483,971)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,032,873,417          1,604,775,656
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 9,254,837             24,223,986
Cost of shares redeemed           (1,013,619,809)        (1,609,649,454)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          28,508,445             19,350,188
Change in net assets                  28,508,445             19,350,188
NET ASSETS:

Beginning of period                  650,126,487            630,776,299
End of period                   $    678,634,932       $    650,126,487


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED

                               (unaudited)

                             SEPTEMBER 30,                        YEAR ENDED MARCH 31,

                                      1999          1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING
OF PERIOD                           $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.02          0.04         0.05         0.04         0.05         0.04
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.02)        (0.04)       (0.05)       (0.04)       (0.05)       (0.04)
NET ASSET VALUE, END

OF PERIOD                           $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                        2.04%         4.40%        4.67%        4.43%        4.89%        3.93%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                            1.18% 3       1.18%        1.28%        1.35%        1.30%        1.12%
Net investment income 2               3.88% 3       4.15%        4.35%        4.04%        4.58%        3.83%
Expenses (after waivers)              1.03% 3       1.02%        1.06%        1.06%        1.10%        1.12%
Net investment income
(after waivers)                       4.03% 3       4.31%        4.57%        4.33%        4.78%        3.83%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $594,393      $598,859     $611,630     $658,731     $697,472     $715,257


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                  SIX MONTHS

                                       ENDED

                                 (unaudited)

                               SEPTEMBER 30,                   YEAR ENDED MARCH 31,

                                        1999         1999        1998        1997       1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                             $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                   0.02         0.03        0.04        0.04       0.04        0.01
LESS DISTRIBUTIONS:

Distributions from net

investment income                      (0.02)       (0.03)      (0.04)      (0.04)     (0.04)      (0.01)
NET ASSET VALUE, END

OF PERIOD                             $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00
TOTAL RETURN 2                          1.58%        3.45%       3.71%       3.59%      4.04%       1.14%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                              1.93% 4      1.93%       2.03%       2.10%      2.05%       1.95% 4
Net investment income 3                 3.13% 4      3.36%       3.60%       3.35%      3.77%       4.15% 4
Expenses (after waivers)                1.93% 4      1.93%       1.98%       1.87%      1.91%       1.95% 4
Net investment income
(after waivers)                         3.13% 4      3.36%       3.65%       3.58%      3.91%       4.15% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $84,242      $51,267     $19,146     $28,337     $9,459        $186


1 Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

SEPTEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Liberty U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund offers two classes of shares: Class A Shares and Class B Shares. Effective July 31, 1999, the Fund became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust consists of 17 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



                                 SIX MONTHS             YEAR
                                      ENDED            ENDED

                              SEPTEMBER 30,        MARCH 31,
                                       1999             1999

CLASS A SHARES:
Shares sold                     929,187,509    1,432,718,249
Shares issued to
shareholders in payment of
distributions declared            8,643,803       23,198,290
Shares redeemed                (942,297,252)  (1,468,687,538)

NET CHANGE RESULTING FROM
CLASS A SHARE

TRANSACTIONS                     (4,465,940)     (12,770,999)


                                 SIX MONTHS             YEAR
                                      ENDED            ENDED

                              SEPTEMBER 30,        MARCH 31,
                                       1999             1999

CLASS B SHARES:
Shares sold                     103,685,908      172,057,407
Shares issued to
shareholders in payment of
distributions declared              611,034        1,025,696
Shares redeemed                 (71,322,557)    (140,961,916)

NET CHANGE RESULTING FROM
CLASS B SHARE

TRANSACTIONS                     32,974,385       32,121,187
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS               28,508,445       19,350,188


At September 30, 1999, capital paid-in aggregated $678,634,932.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Fund's Trustees upon the recommendation of the Audit Committee of the Trustees, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's report on the Fund's financial statements for the fiscal years ended March 31, 1998 and March 31, 1999, contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended March 31, 1998 and March 31, 1999, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period, and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee of the Trustees, has engaged Deloitte & Touche LLP ( "D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ending March 31, 2000. During the fiscal years ended March 31, 1998 and March 31, 1999, neither the Fund, nor anyone on the Fund's behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 1999

Liberty U.S. Government Money Market Trust

Established 1980

19TH SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Liberty U.S. Government Money Market Trust
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N732

Cusip 60934N724

8110106 (11/99)

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